UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00216

Nicholas High Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 09/30/2005

Item 1. Schedule of Investments.

                                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                        Nicholas High Income Fund, Inc.
                                                AS OF: 09/30/05

                                                                                                 VALUE
                                                                                        --------------

Non-Convertible Corporate Bonds   ( 94.21%)
-------------------------------------------------------------

     Consumer Discretionary - Auto & Components   (  3.34%)

        $   30,488   Dura Operating Corp.                                                 $     27,134
                      8.625%, 04/15/12
         1,500,000   Dura Operating Corp.                                                    1,042,500
                      9.00%, 05/01/09
         1,000,000   Ford Motor Credit Company                                                 944,963
                      5.625%, 10/01/08
         1,500,000   Goodyear Tire & Rubber Company  (The)                                   1,451,250
                      7.857%, 08/15/11
                                                                                        --------------
                                                                                             3,465,847
                                                                                        --------------
     Consumer Discretionary - Consumer Durables & Apparel   (  0.67%)

           750,000   Ames True Temper, Inc.
                      7.60%, 01/15/12                                                          697,500
                                                                                        --------------

     Consumer Discretionary - Hotels, Restaurants & Leisure   (  1.59%)

           168,000   HMH Properties, Inc.                                                      170,100
                      7.875%, 08/01/08
         1,500,000   MGM MIRAGE                                                              1,481,250
                      6.00%, 10/01/09
                                                                                        --------------
                                                                                             1,651,350
                                                                                        --------------
     Consumer Discretionary - Media   (  7.20%)

         1,000,000   DIRECTV Holdings LLC                                                      992,500
                      144A restricted, 6.375%, 06/15/15
         2,000,000   EchoStar DBS Corporation                                                1,972,500
                      5.75%, 10/01/08
         1,500,000   Emmis Operating Company                                                 1,494,375
                      6.875%, 05/15/12
           647,000   PRIMEDIA Inc.                                                             653,470
                      7.625%, 04/01/08
         1,500,000   Radio One, Inc.                                                         1,593,750
                      8.875%, 07/01/11
           750,000   Reader's Digest Association, Inc. (The)                                   761,250
                      144A restricted, 6.50%, 03/01/11
                                                                                        --------------
                                                                                             7,467,845
                                                                                        --------------
     Consumer Discretionary - Retail   (  1.37%)

         1,500,000   Rent-A-Center, Inc.                                                     1,426,875
                      7.50%, 05/01/10
                                                                                        --------------

     Consumer Discretionary - Consumer Services   (  1.16%)

         1,250,000   United Rentals (North America), Inc.                                    1,206,250
                      7.75%, 11/15/13
                                                                                        --------------

     Consumer Staples - Food, Beverage & Tobacco   (  2.51%)

         1,500,000   Constellation Brands, Inc.                                              1,584,375
                      8.125%, 01/15/12
           500,000   Doane Pet Care Company                                                    545,000
                      10.75%, 03/01/10
           500,000   Pinnacle Foods Group Inc.                                                 472,500
                      8.25%, 12/01/13
                                                                                        --------------
                                                                                             2,601,875
                                                                                        --------------
     Consumer Staples - Food & Staple Retail   (  2.50%)

           500,000   Denny's Holdings, Inc.                                                    500,000
                      10.00%, 10/01/12
         1,000,000   Pilgrim's Pride Corporation                                             1,075,000
                      9.625%, 09/15/11
         1,500,000   Tembec Industries Inc.                                                  1,020,000
                      8.625%, 06/30/09
                                                                                        --------------
                                                                                             2,595,000
                                                                                        --------------
     Consumer Staples - Household & Personal Products   (  1.28%)

         1,500,000   Solo Cup Company                                                        1,327,500
                      8.50%, 02/15/14
                                                                                        --------------

     Energy    (  6.64%)

         2,000,000   Denbury Resources Inc.                                                  2,100,000
                      7.50%, 04/01/13
         1,000,000   Forest Oil Corporation                                                  1,062,500
                      7.75%, 05/01/14
           450,000   Forest Oil Corporation                                                    477,563
                      8.00%, 06/15/08
           500,000   Harvest Operations Corp.                                                  493,750
                      7.875%, 10/15/11
         1,000,000   Petrobras International Finance Company                                 1,165,000
                      9.125%, 07/02/13
           500,000   Stone Energy Corportation                                                 525,000
                      8.25%, 12/15/11
           250,000   Stone Energy Corporation                                                  245,625
                      6.75%, 12/15/14
           750,000   Williams Companies, Inc. (The)                                            819,375
                      8.125%, 03/15/12
                                                                                        --------------
                                                                                             6,888,813
                                                                                        --------------
     Financials - Diversified   (  3.14%)

           750,000   Dana Credit Corporation                                                   741,641
                      144A restricted, 8.375%, 08/15/07
         3,000,000   General Motors Acceptance Corporation                                   2,522,145
                      6.07%, 12/01/14
                                                                                        --------------
                                                                                             3,263,786
                                                                                        --------------
     Financials - Insurance   (  1.85%)

         2,000,000   Fairfax Financial Holdings Lim ited                                     1,920,000
                      7.75%, 04/26/12
                                                                                        --------------

     Financials - Real Estate   (  0.50%)

           500,000   Corrections Corporation of America                                       515,625
                      7.50%, 05/01/11
                                                                                        --------------

     Health Care - Equipment   (  0.87%)

         1,000,000   Medical Services Company                                                  900,000
                      144A restricted, 10.94%, 10/15/11
                                                                                        --------------

     Health Care - Services   ( 12.41%)

         1,500,000   AmeriPath, Inc.                                                         1,560,000
                      10.50%, 04/01/13
         2,500,000   DaVita, Inc.                                                            2,534,375
                      7.25%, 03/15/15
           250,000   HCA Inc.                                                                  247,338
                      6.375%, 01/15/15
           500,000   Inverness Medical Innovations, Inc.                                       507,500
                      8.75%, 02/15/12
         1,250,000   Psychiatric Solutions, Inc.                                             1,425,000
                      10.625%, 06/15/13
         1,500,000   Res-Care, Inc.                                                          1,507,500
                      144A restricted, 7.75%, 11/15/13
         3,000,000   Res-Care, Inc.                                                          3,180,000
                      10.625%, 11/15/08
         1,500,000   Tenet Healthcare Corporation                                            1,398,750
                      6.375%, 12/01/11
           500,000   Triad Hospitals, Inc.                                                     513,750
                      7.00%, 05/15/12
                                                                                        --------------
                                                                                            12,874,213
                                                                                        --------------
     Industrials - Capital Goods   ( 10.56%)

           500,000   Accuride Corporation                                                      490,000
                      8.50%, 02/01/15
         2,200,000   BE Aerospace, Inc.                                                      2,200,000
                      8.00%, 03/01/08
         1,500,000   Bombardier Inc.                                                         1,398,750
                     144A restricted, 6.75%, 05/01/12
         1,500,000   DRS Technologies, Inc.                                                  1,447,500
                      6.875%, 11/01/13
           500,000   L-3 Communications Corporation                                            483,750
                      5.875%, 01/15/15
           750,000   L-3 Communications Corporation                                            755,625
                      144A restricted, 6.375%, 10/15/15
           973,000   Manitowoc Company, Inc. (The)                                           1,087,327
                      10.50%, 08/01/12
         2,000,000   Sequa Corporation                                                       2,120,000
                      9.00%, 08/01/09
            30,488   Terex Corporation                                                          30,793
                      7.375%, 01/15/14
         1,000,000   Vought Aircraft Industries, Inc.                                          950,000
                      8.00%, 07/15/11
                                                                                        --------------
                                                                                            10,963,745
                                                                                        --------------
     Industrials - Commercial Services & Supplies   (  8.21%)

         1,000,000   Alliance Laundry Systems LLC                                              945,000
                      8.50%, 01/15/13
         1,500,000   Allied Waste North America, Inc.                                        1,456,875
                      6.50%, 11/15/10
         2,000,000   GEO Group, Inc. (The)                                                   1,990,000
                      8.25%, 07/15/13
         1,500,000   Great Lakes Dredge & Dock Company                                       1,376,250
                      7.75%, 12/15/13
           500,000   Integrated Alarm Services Group, Inc.                                     507,500
                     144A restricted, 12.00%, 11/15/11
           500,000   School Specialty, Inc.                                                    501,250
                     144A restricted, 10.00%, 10/01/13
         1,750,000   Waste Services, Inc.                                                    1,741,250
                      9.50%, 04/15/14
                                                                                        --------------
                                                                                             8,518,125
                                                                                        --------------
     Information Technology - Hardware & Equipment   (  3.45%)

         1,500,000   Flextronics International Ltd.                                          1,492,500
                      6.25%, 11/15/14
         2,000,000   Xerox Corporation                                                       2,090,000
                      6.875%, 08/15/11
                                                                                        --------------
                                                                                             3,582,500
                                                                                        --------------
     Information Technology - Software & Services   (  5.34%)

         1,500,000   Iron Mountain Incorporated                                              1,571,250
                      8.625%, 04/01/13
         1,500,000   SunGard Data Systems Inc.                                               1,554,375
                      144A restricted, 9.125%, 08/15/13
         2,500,000   Unisys Corporation                                                      2,412,500
                      6.875%, 03/15/10
                                                                                        --------------
                                                                                             5,538,125
                                                                                        --------------
     Information Technology - Semiconductors & Equipment   (  0.99%)

         1,000,000   Advanced Micro Devices, Inc.                                            1,025,000
                      144A restricted, 7.75%, 11/01/12
                                                                                        --------------

     Materials    (  8.05%)

         2,000,000   Caraustar Industries, Inc.                                              1,980,000
                      9.875%, 04/01/11
         1,500,000   Lyondell Chemical Company                                               1,575,000
                      9.625%, 05/01/07
           500,000   Owens-Illinois, Inc.                                                      512,500
                      8.10%, 05/15/07
         2,000,000   Portola Packaging, Inc.                                                 1,400,000
                      8.25%, 02/01/12
         2,100,000   Tekni-Plex, Inc.                                                        1,795,500
                      144A restricted, 8.75%, 11/15/13
           974,000   United States Steel LLC                                                 1,095,750
                      10.75%, 08/01/08
                                                                                        --------------
                                                                                             8,358,750
                                                                                        --------------
     Telecommunication Services   (  3.02%)

         1,000,000   MCI, Inc.                                                               1,037,500
                      7.69%, 05/01/09
         1,500,000   Nextel Communications, Inc.                                             1,592,180
                      6.875%, 10/31/13
           500,000   Syniverse Tehcnologies Inc.                                               503,750
                      144A restricted, 7.75%, 08/15/13
                                                                                        --------------
                                                                                             3,133,430
     Utilities    (  5.35%)

         1,000,000   AES Corporation (The)                                                   1,095,000
                      144A restricted, 8.75%, 05/15/13
           500,000   Nevada Power Company                                                      555,000
                      8.25%, 06/01/11
           500,000   PSEG Energy Holdings LLC                                                  511,250
                      7.75%, 04/16/07
         2,000,000   Sonat Inc.                                                              2,030,000
                      7.625%, 07/15/11
         1,285,000   TECO Energy, Inc.                                                       1,355,675
                      7.00%, 05/01/12
                                                                                        --------------
                                                                                             5,546,925
                                                                                        --------------
     Miscellaneous   (  2.21%)

         2,256,098   Targeted Return Index Securities, Series HY-2005-1                      2,298,399
                      144A restricted, 7.651%, 06/15/15
                                                                                        --------------                                                                                                          ------------

TOTAL Non-Convertible Bonds   (COST: $   99,603,958)                                                        97,767,477
                                                                                                          ============

Convertible Bond   (  1.48%)
-------------------------------------------------------------
         1,750,000   Standard Motor Products, Inc.                                           1,537,813
                      6.75%, 07/15/09
                                                                                        --------------
                                                                                                          ------------
TOTAL Convertible Bonds   (COST: $  1,494,691)                                                               1,537,813
                                                                                                          ============

Commercial Paper   (  2.96%)
-------------------------------------------------------------
           500,000   CVS Corporation                                                           500,000
                     10/03/05, 3.88%
         1,000,000   Fiserv, Inc.                                                              999,583
                     10/07/05, 3.75%
           825,000   Fortune Brands, Inc.                                                      824,912
                     10/04/05, 3.85%
           250,000   Kinder Morgan Energy Partners L.P.                                        250,000
                     10/03/05, 3.85%
           500,000   Kinder Morgan Energy Partners L.P.                                        500,000
                     10/03/05, 3.85%
                                                                                        --------------
                                                                                             3,074,495
                                                                                                          ------------
TOTAL Commercial Paper   (COST: $    3,074,495)                                                              3,074,495
                                                                                                          ============
Equity   (  0.96%)
-------------------------------------------------------------
     Industrials - Commercial Service & Supplies   (  0.96%)

            71,800   Coinmach Service Corp.                                                  1,000,892
                                                                                        --------------
                                                                                                          ------------
TOTAL Equity   (COST: $      968,062)                                                                        1,000,892
                                                                                                          ============
Variable Rate Demand Note   (  0.67%)
-------------------------------------------------------------
           438,037   American Family Financial Services, Inc.                                  438,037
           255,437   Wisconsin Corporate Central Credit Union                                  255,437
                                                                                        --------------
                                                                                               693,474
                                                                                                          ------------
TOTAL Variable Rate Demand Note   (COST: $      693,474)                                                       693,474
                                                                                                          ============

TOTAL SECURITY HOLDINGS  (100.28%):                                                                      104,074,151
LIABILITIES, NET OF OTHER ASSETS:                                                                             -296,324
                                                                                                          ------------
TOTAL NET ASSETS:                                                                                         $103,777,827
                                                                                                          ============

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of September 30, 2005, investment cost for federal tax purposes was $105,853,677 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $ 1,854,894
              Unrealized depreciation .......................  (3,634,420)
                                                              -----------
              Net unrealized appreciation ................... $(1,779,526)
                                                              -----------
                                                              -----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/28/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/28/2005